December 18, 2018

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:     Document Control – EDGAR

RE:	RiverSource Life Insurance Co. of New York (“Company”)
RiverSource of New York Account 8 (“Registrant”)
Pre-Effective Amendment No. 1 on Form N-6
File Nos. 333-227507/811-05213
RiverSource Variable Universal Life 6 Insurance

Dear Commissioners:

On behalf of Registrant, the Company is filing electronically Registrant’s Pre-Effective Amendment No. 1 (“Amendment No. 1”) on Form N-6. The purpose of this filing is to incorporate changes made in response to the Securities and Exchange Commission comments received in the letter dated November 20, 2018. In addition, in this Amendment No. 1, Registrant has updated financial statements and made other non-material changes.

The Prospectus and Statement of Additional Information included in this Amendment No. 1 have been marked to show all changes made since the Initial Registration Statement.

Pursuant to Rule 461 of the Securities Act of 1933, as amended, Registrant respectfully requests acceleration of the effective date of this Amendment No. 1 to December 20, 2018 or as soon as practicable thereafter. On behalf of RiverSource Distributors, Inc., the Principal Underwriter for the Account, we are forwarding with this letter a request for acceleration of the effective date of this Amendment No. 1.

If you have any questions or comments, please call me at (612) 678-4177. Thank you for your attention to this matter.

Sincerely,

/s/ Dixie Carroll
Dixie Carroll Assistant General Counsel and Assistant Secretary